CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Property and equipment, accumulated depreciation (in Dollars)	$ 57,812	$ 50,192	$ 21,123
Intangible assets, accumulated amortization (in Dollars)	96,542	83,500	32,750
Convertible notes payable, discount	$ 183,478	$ 1,225,573
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	10,000,000	10,000,000	10,000,000
Preferred stock, issued	3,000,000	3,000,000	3,000,000
Preferred stock, outstanding	3,000,000	3,000,000	3,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	100,000,000	100,000,000	100,000,000
Common stock, issued	32,668,421	30,496,909	29,525,750
Common stock, outstanding	32,668,421	30,496,909	29,525,750